THE INSTITUTIONAL MONEY MARKET FUND
ANNUAL REPORT OCTOBER 31,1997

LOGO
Victory Funds(R)

TABLE OF CONTENTS
Fund Review and Commentary
Shareholder Letter                      2
Glossary of Investment Terms            3
Schedule of Investments                 4
Statement of Assets and Liabilities     8
Statement of Operations                 9
Statement of Changes in Net Assets     10
Notes to Financial Statements          11
Financial Highlights                   14
Report of Independent Accountants      15

Shares of the Victory Funds are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Key Asset Management Inc., (KAM) a subsidiary of KeyCorp, is the investment adviser to The Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives a fee for its services from The
Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Funds.

Letter to our Shareholders

Welcome to the Victory Institutional Money Market Fund's annual report for the fiscal year ended October 31, 1997. The fiscal year 1997 was dominated by speculation about when the Federal Reserve Board will tighten monetary policy by increasing the Federal Funds Rate. One tightening did occur in the first quarter of 1997 but the subsequent period was one of temporary calm before continued US economic performance re-ignited concerns that the Fed would have to tighten again. However, this has not been the case as each additional piece of economic news or data which shows that the economy is not overheating pushes a potential tightening further into the future. Most recently, the equity sell-off in October has most likely delayed a Fed tightening until late in the first quarter of 1998 at the earliest.

The strong corporate performance we have seen in the last year has reduced the demand for money overall and has focused the remaining demand on high quality Tier 1 paper. We have seen a significant reduction in quality spreads associated with these short-term investments, which has commoditized the market. The result is a market that focuses on differences in the yield to a much greater extent than in the past when a security's credit quality played a larger role in issue selection. This has reduced the dispersion of investment performance between managers for the time being.

Going forward, given the recent round of interest rate increases by European banks, the Institutional Money Market Fund has taken a more defensive posture. In addition, Fed Chairman Greenspan continues to issue warnings indicating that a tightening of monetary policy may be forthcoming. Currently, the strong bond market rally that has occurred this year has made it more difficult to find issues with relative value. We will continue to manage the Fund with the following investment philosophy: the preservation of capital, high level of liquidity to the client and the striving for a competitive market yield designed to make the Fund a viable alternative to other short-term investments. Changes in the level of interest rates is the primary risk in managing this Fund and we attempt to reduce this risk by investing in high quality Tier 1 securities which have gone through a credit pre-approval process.

/s/ Leigh A. Wilson
Leigh A. Wilson, President
The Victory Funds

As of October 31, 1997
                            INSTITUTIONAL   MONEY MARKET
                           INVESTOR CLASS   SELECT CLASS
Seven-Day Yield                      5.40%          5.12%
Seven-Day Effective Yield            5.55%          5.25%
One Year Total Return                5.46%          5.17%

Maturity Schedule <F1>
As of 10/31/97
Days to Maturity         INSTITUTIONAL MONEY MARKET
Less than 30 Days                              69.7%
31 to 60 Days                                  10.0%
61 to 90 Days                                   6.1%
Greater than 90 Days                           14.2%

<F1> The Fund's Maturity Schedule presented may not be representative of current or future investment strategies. Fund strategies may change at any time.

The performance data quoted is past performance and are not indicative of future results. Yields will fluctuate with market conditions. The Institutional Money Market Fund and Select and Investor Class yields reflect the waiver of a portion of certain fees for various periods. In such instances and without such waivers of fees, the current 7-day yields would have been 5.19% and 4.91% and the 7-day effective yield would have been 5.35% and 5.05%, for the Investor and Select Classes, respectively. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. An investment in the Victory Institutional Money Market Fund is neither insured nor guaranteed by the U.S. Government.

Glossary of
Often-Used
Investment
Terms

BOND RATING
An indication of the risk of a bond issue, as determined by a bond rating service (such as Moody's or Standard & Poor's). Bonds with the highest ratings generally (AAA) have the lowest credit risk.

PAR VALUE
The face value of a security. A bond selling at par is worth the same dollar amount it was issued for or at which it will be redeemed at maturity--typically, $1000 per bond.

PORTFOLIO
Any combination of more than one security. A mutual fund typically has a large, diversified portfolio of securities or investments in order to help reduce investment risks.

SETTLEMENT DATE
Date by which an executed order must be settled, either by a buyer paying for the securities with cash or by a seller delivering the securities and receiving the proceeds of the sale for them. In a "regular way" delivery of stocks and bonds, the settlement date is three business days after the trade was executed. For listed options and government securities, settlement is required by the next business day.

SHORT-TERM
CAPITAL GAIN (LOSS)
A capital gain (loss) arises from an asset which was held six months or less. Short-term capital gains are taxed at the taxpayer's ordinary tax rate.

CALL OPTIONS
A contract for the right to buy a specified number of shares at a predetermined price on or before a stated date. The purchaser of a call option believes the underlying stock price will rise, and he purchases the call option from an investor equally convinced the underlying stock price will either stay the same or fall.

PUT OPTION
A specified contract for the right to sell a specified number of shares at a predetermined price on or before a stated date. The purchaser of a put option believes the underlying stock price will fall, and he purchases the put option from an investor equally convinced the price will stay the same or rise.

PROSPECTUS
A document providing investors information about the fund's investment objective, policies, and risks. It also provides the basic information and details of the funds operations and services; information on sales charges; redemption rights; tax status of the dividends and income; expenses; the fund custodian and other service providers; and how to buy and sell shares.

DOLLAR COST AVERAGING
OR CONSTANT DOLLAR PLAN*
A method of accumulating assets by investing a fixed amount of dollars in securities at set intervals. The result is that more shares are purchased when the price is low and fewer shares are purchased when the price is high. The overall cost is lower than it would be if a constant number of shares were bought at set intervals.

CONVERTIBLE SECURITIES
Corporate bonds and preferred stocks that carry an option to be exchanged for, or "converted" into, a set number of shares of common stock.

*This strategy does not assure a profit and does not protect against loss in declining markets. An investor should be prepared to continue the program of investing at regular intervals, even during economic downturns, in order to fully utilize a dollar cost averaging program.

                                                    Schedule of Investments
The Victory Portfolios                                     October 31, 1997
Institutional Money Market Fund       (Amounts in Thousands, Except Shares)
                                             Shares or
                                             Principal       Amortized
Security Description                            Amount            Cost
Bankers Acceptances (1.1%)
Bank of America,
  5.51%, 4/15/98                                12,000      $   11,697

Total Bankers Acceptances
(Amortized Cost $11,697)                                        11,697

Certificates of Deposit (9.4%)

Bankers Trust New York,
  5.64%<FN2>, 11/3/97<FN3>                      10,000          10,000
Bankers Trust New York,
  6.24%, 4/2/98                                  5,000           5,002
Bankers Trust New York,
  5.91%, 8/7/98                                  5,000           4,995
Canadian Imperial,
  5.58%, 12/30/97                               25,000          25,000
Deutschbank,
  5.96%, 8/17/98                                 4,000           4,000
Harris Bank and Trust,
  5.55%, 11/14/97                               15,000          15,000
Morgan Guaranty Trust,
  5.58%, 12/22/97                               10,000          10,000
Morgan Guaranty Trust,
  5.87%, 8/6/98                                  5,000           5,000
Societe Generale,
  5.63%<FN2>, 11/3/97<FN3>                       9,000           8,996
Societe Generale,
  5.64%<FN2>, 11/3/97<FN3>                       7,000           6,998
Societe Generale,
  5.60%, 11/14/97                                6,000           6,000

Total Certificates of Deposit
(Amortized Cost $100,991)                                      100,991

Commercial Paper (46.4%)

Asset Securitization Corp.,
  5.51%, 11/17/97                               15,000          14,963
Associates Corp.,
  5.75%, 11/3/97                                50,000          49,985
AVCO Financial Services,
  5.51%, 11/12/97                                6,000           5,990
AVCO Financial Services,
  5.50%, 12/4/97                                28,172          28,030
AVCO Financial Services,
  5.50%, 12/15/97                                9,500           9,436
Brown-Foreman,
  5.51%, 11/3/97                                12,789          12,785
California,
  5.55%, 11/13/97                               20,279          20,241
California Higher Education Loan
  Authority, 5.56%, 11/6/97,
  LOC State Street                              23,484          23,466
Cemex,
  5.53%, 11/12/97,
LOC Credit Suisse Bank                          12,000          11,980
  COFCO Capital Corp.,
  5.53%, 11/17/97                               10,000           9,975
Eiger Capital Corp.,
  5.55%, 11/21/97                               10,000           9,969
Fleet Funding,
  5.52%, 11/18/97                               10,000           9,974
Ford Motor Credit,
  5.52%, 12/04/97                                5,000           4,975
General Electric Capital Corp.,
  5.79%, 11/3/97                                30,000          29,991
General Electric Capital Corp.,
  5.64%, 2/2/98                                  4,000           3,942
General Electric Capital Corp.,
  5.59%, 3/30/98                                10,000           9,769
General Motors Acceptance Corp.,
  5.62%, 4/23/98                                20,000          19,459
Nebraska Higher Education Loan
  Program, 5.59%, 11/25/97, SLMA                10,000           9,963
Nebraska Higher Education Loan
  Program, 5.00%, 11/26/97, SLMA                25,000          24,911
Pitney Bowes Credit Corp.,
  5.57%, 12/11/97                               10,000           9,938
Pitney Bowes Credit Corp.,
  5.51%, 1/14/98                                20,000          19,773
Prudential Funding,
  5.50%, 11/10/97                                5,000           4,993
Retailer Funding,
  5.54%, 11/13/97                                5,000           4,991
Retailer Funding,
  5.52%, 11/18/97                               15,588          15,547
Retailer Funding,
  5.55%, 12/5/97                                10,000           9,948
Sanwa Business Credit Corp.,
  5.62%, 11/6/97                                10,000           9,992
Smith Barney,
  5.50%, 12/1/97                                 6,000           5,973
Smith Barney, Inc.,
  5.52%, 11/14/97                               30,000          29,940
Sony Capital Corp.,
  5.50%, 11/5/97                                13,000          12,992
Sony Capital Corp.,
  5.52%, 11/7/97                                15,000          14,986
Sony Capital Corp.,
  5.50%, 11/10/97                               10,000           9,986
Toshiba America, Inc.,
  5.57%, 12/12/97                               10,000           9,937
Toshiba America, Inc.,
  5.52%, 12/23/97                                5,000           4,960
Vehicle Services,
  5.63%, 1/14/98,
  LOC NationsBank, Texas                        10,000           9,884
  Weyerhauser Real Estate,
  5.49%, 11/14/97                               15,600          15,569

Total Commercial Paper
(Amortized Cost $499,213)                                      499,213

Corporate Bonds (16.3%)

Anne Aurndel Medical Center,
  5.70%<FN2>, 11/12/97<FN3>,
  LOC Mellon Bank N.A.                           9,850           9,850
Automated Packaging System,
  5.70%<FN2>, 11/6/97<FN3>,
  LOC National City Bank                         2,020           2,020
AVCO Financial Services,
  5.50%, 5/1/98                                  3,200           3,194
Bankers Trust New York,
  5.70%<FN2>, 11/3/97<FN3>                      20,000          20,000
Beta Finance,
  5.87%, 1/30/98                                 5,000           5,002
Beta Finance,
  6.13%, 5/15/98                                 5,000           5,003
Buckeye Corrugated, Inc.
  Project, 5.70%<FN2>, 11/6/97<FN3>,
  LOC National City Bank                         1,100           1,100
Burton I Saltzman,
  5.70%<FN2>, 11/6/97<FN3>,
  LOC National City Bank                         2,845           2,845
Chevron Finance,
  5.60%, 4/1/98                                 12,000          11,991
CIT Group Holdings,
  6.75%, 4/30/98                                 4,000           4,013
Danis Construction Co.,
  5.63%<FN2>, 11/6/97<FN3>                       6,000           6,000
Fairborn Christel Mann,
  5.71%<FN2>, 11/6/97<FN3>,
  LOC Fifth Third Bank                           1,180           1,180
Ford Motor Credit Corp.,
  7.13%, 12/1/97                                 2,450           2,452
Ford Motor Credit Corp.,
  7.13%, 12/1/97                                 2,000           2,002
Ford Motor Credit Corp.,
  9.25%, 6/15/98                                 5,000           5,100
General American Life Insurance,
  5.85%<FN2>, 11/3/97<FN3>                      25,000          25,000
Hannah Boulevard Limited Partnership,
  5.67%<FN2>, 11/6/97<FN3>, LOC                  4,875           4,875
Commerica Bank Industrial
  Dimensions, Inc.,
  5.70%<FN2>, 11/6/97<FN3>,
  LOC National City Bank                         1,205           1,205
Lexington Financial Services,
  5.70%<FN2>, 11/12/97<FN3>,
  LOC LaSalle National Bank                      5,900           5,899
Maximum Principal Mubea Project,
  5.70%<FN2>, 11/6/97<FN3>,
  LOC Fifth Third Bank                           1,850           1,850
Miami Valley Steel,
  5.60%<FN2>, 11/6/97<FN3>                       2,050           2,050
Miami Valley Steel,
  5.60%<FN2> 11/6/97<FN3>                        2,950           2,950
Miami Valley Steel,
  5.70%<FN2>, 11/6/97<FN3>,
  LOC National City Bank                           425             425
Monticello Investments,
  5.70%<FN2>, 11/6/97<FN3>,
  LOC National City Bank                         2,280           2,280
Perfection Corp.,
  5.70%<FN2>, 11/6/97<FN3>,
  LOC National City Bank                           460             460
Pomeroy Investments,
  5.63%<FN2>, 11/6/97<FN3>,
  LOC Fifth Third Bank                           3,550           3,550
Professional Center Associates Ltd.,
  5.70%<FN2>, 11/6/97<FN3>,
  LOC National City Bank                         1,475           1,475
Republic New York Corp.,
  5.79%<FN2>, 11/4/97<FN3>                      25,000          25,000
Sea River Maritime, Inc.,
  5.62%<FN2>, 11/3/97<FN3>,
  Guaranteed by Exxon Corp.                     13,900          13,900
Sedlak Interiors, Inc.,
  5.71%<FN2>, 11/6/97<FN3>,
  LOC Fifth Third Bank                           1,850           1,850
Tube Products, 5.70%<FN2>,
  11/6/97, LOC Bank One                            400             400

Total Corporate Bonds
(Amortized Cost $174,921)                                      174,921

Medium Term Notes (8.5%)

Bank Of America,
  5.58%<FN2>, 11/3/97<FN3>                       5,000           4,997
CIT Group Holdings,
  6.35%, 7/31/98                                 7,000           7,028
General Electric Capital Corp.,
  7.84%, 2/5/98                                  1,700           1,707
General Electric Capital Corp.,
  7.50%, 2/27/98                                 2,940           2,951
General Motors Acceptance Corp.,
  7.85%, 11/17/97                               10,000          10,008
General Motors Acceptance Corp.,
  7.50%, 1/29/98                                 5,000           5,020
General Motors Acceptance Corp.,
  8.38%, 1/30/98                                 5,000           5,026
General Motors Acceptance Corp.,
  7.00%, 4/15/98                                 2,975           2,990
General Motors Acceptance Corp.,
  7.13%, 5/11/98                                 2,000           2,008
John Deere Capital Corp.,
  5.85%, 10/28/98                               10,000           9,994
Morgan Guaranty Trust Co.,
  5.63%<FN2>, 11/14/97<FN3>                      9,000           9,000
Morgan Stanley Group,
  5.82%<FN2>, 12/15/97<FN3>                     13,000          13,000
PepsiCo, Inc.,
  5.80%, 8/31/98                                 8,000           7,985
Philip Morris Cos. Inc,
  8.75%, 6/1/98                                  4,500           4,572
Sara Lee Corp.,
  4.75%, 10/22/98                                5,000           4,944

Total Medium Term Notes
(Amortized Cost $91,230)                                        91,230

Municipal Bonds (2.3%)

Michigan (0.1%):

  Ottawa County, EDR,
  Sunset Manor, Inc.,
  Series C, 5.85%<FN2>, 11/6/97<FN3>,
  LOC Old Kent Bank                              1,030           1,030

Pennsylvania (0.9%):

  Armstrong County Hospital
  Authority, Hospital Revenue
  Refunding, St. Francis Corp.,
  Series B, 5.70%<FN2>, 11/12/97<FN3>,
  LOC First National Bank of Chicago            10,000          10,000

Virginia (1.3%):

  Industrial Development
  Authority  of Bedford,
  5.73%<FN2>, 12/23/97<FN3>,
  LOC Societe Generale                           7,000           7,000

  State Housing
  Authority Commonwealth
  Mortgage, 5.80%, 12/30/97                      7,000           6,999
                                                                13,999

Total Municipal Bonds
(Amortized Cost $25,029)                                        25,029

U.S. Government Agencies (10.7%)

Federal Home Loan Bank (0.5%):
  5.81%, 1/30/98                                 5,000           5,000

Federal National Mortgage
  Assoc. (5.4%):
  5.29<FN2>, 11/4/97<FN3>                       33,000          33,000
  5.28%<FN2>, 11/4/97<FN3>                      25,000          24,999
                                                                57,999

Student Loan Marketing
  Assoc. (4.8%):
  5.54%, 2/25/98                                 9,000           8,998
  5.29%<FN2>, 11/4/97<FN3>                       4,000           4,000
  5.31%<FN2>, 11/4/97<FN3>                       6,000           6,000
  5.32%<FN2>, 11/4/97<FN3>                      32,500          32,500
                                                                51,498

Total U.S. Government Agencies
(Amortized Cost $114,497)                                      114,497

U.S. Treasury Notes (1.5%)

  5.25%, 12/31/97                                6,000           5,997
  7.88%, 1/15/98                                10,000          10,044

Total U.S. Treasury Notes
(Amortized Cost $16,041)                                        16,041

Total Investments
(Amortized Cost $1,033,619)                                  1,033,619

Repurchase Agreements (6.1%)

Goldman Sachs Group L.P.,
  5.70%, 11/3/97,
  (Collateralized by $33,051
  U.S. Treasury Notes,
  5.88%, 7/31/99,
  market value--$33,661)                        33,000          33,000

Paine Webber Securities Corp.,
  5.70%, 11/3/97
  (Collateralized by $150,855
  various U.S. Treasury
  Securities, 7.13%,7.38%,
  11/15/97 2/15/23,
  market value--$33,433)                        32,777          32,777

Total Repurchase Agreements
(Cost $65,777)                                                  65,777

Total Investments and
Repurchase Agrements
(Amortized Cost $1,099,396) <FN1>--102.3%                    1,099,396

Liabilities in excess of other assets (2.3)%                   (25,094)

TOTAL NET ASSETS--100.0%                                    $1,074,302

<FN1>Cost and value for federal income tax and financial reporting purposes are the same.
<FN2>Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at October 31, 1997.
<FN3>Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, or semi-annually.

EDR--Economic Development Revenue
LOC--Letter of Credit
SLMA--Student Loan Marketing Assoc.

See notes to financial statements.


                                        Statement of Assets and Liabilities
                                                           October 31, 1997
The Victory Portfolios     (Amounts in Thousands, except per share amounts)
                                                              Institutional
                                                               Money Market
                                                                       Fund
ASSETS:
Investments, at amortized cost                                   $1,033,619
Repurchase agreements, at cost                                       65,777
      Total                                                       1,099,396
Interest receivable                                                   5,124
Prepaid expenses and other assets                                         8
      Total Assets                                                1,104,528

LIABILITIES:
Cash Overdraft                                                          150
Dividends payable                                                     4,814
Payable to brokers for investments purchased                         24,911
Accrued expenses and other payables:
    Investment advisory fees                                            120
    Administration fees                                                   5
    Custodian fees                                                       19
    Transfer agent fees                                                  28
    Shareholder service fees--Select Shares                              94
    Other                                                                85
      Total Liabilities                                              30,226

NET ASSETS:
Capital                                                           1,074,147
Undistributed net investment income                                     140
Accumulated undistributed net realized gains from
  investment transactions                                                15
      Net Assets                                                 $1,074,302
Net Assets
    Investor Shares                                              $  585,663
    Select Shares                                                   488,639
      Total                                                      $1,074,302
Outstanding units of beneficial interest (shares)
    Investor Shares                                                 585,646
    Select Shares                                                   488,637
      Total                                                       1,074,283
Net asset value
    Offering and redemption price per share--Investor Shares     $     1.00
    Offering and redemption price per share--Select Shares       $     1.00

See notes to financial statements.

                                                    Statement of Operations
                                        For the Year Ended October 31, 1997
The Victory Portfolios                               (Amounts in Thousands)
                                                              Institutional
                                                               Money Market
                                                                       Fund
Investment Income:
Interest income                                                     $55,882

Expenses:
Investment advisory fees                                              2,494
Administration fees                                                   1,497
Shareholder service fees--Select Shares                                 991
Accounting fees                                                         102
Custodian fees                                                          194
Legal and audit fees                                                    122
Trustees' fees and expenses                                              31
Transfer agent fees                                                     157
Registration and filing fees                                            171
Printing fees                                                            81
Other                                                                    13

Total Expenses                                                        5,853
Expenses voluntarily reduced                                         (2,012)
    Net Expenses                                                      3,841
Net Investment Income                                                52,041

Realized Gains from Investments:
Net realized gains from investment transactions                          15
    Change in net assets resulting from operations                  $52,056

See notes to financial statements.


                                         Statement of Changes in Net Assets
The Victory Portfolios                               (Amounts in Thousands)
                                                                      Institutional Money
                                                                          Market Fund
                                                                   Year Ended      Year Ended
                                                                  October 31,     October 31,
                                                                         1997            1996
From Investment Activities:

Operations:
  Net investment income                                            $   52,041      $   40,393
  Net realized gains from investment transactions                          15               2
Change in net assets resulting from operations                         52,056          40,395

Distributions to Shareholders:
  From net investment income:
    Investor Shares                                                   (31,873)        (33,269)
    Select Shares                                                     (20,168)         (7,124)
  From net realized gains from investment transactions                     --              (2)
  In excess of net realized gains from investment transactions             --             (24)
  Change in net assets from distributions to shareholders             (52,041)         (4,419)

Capital Transactions:
  Proceeds from shares issued                                       4,221,092       2,708,661
  Dividends reinvested                                                 21,609           6,114
  Cost of shares redeemed                                          (4,213,079)     (2,186,101)
Change in net assets from capital transactions                         29,622         528,674
Change in net assets                                                   29,637         528,650

Net Assets:
  Beginning of period                                               1,044,665         516,015
  End of period                                                   $ 1,074,302     $ 1,044,665

Share Transactions:
  Issued                                                            4,221,092       2,708,661
  Reinvested                                                           21,609           6,114
  Redeemed                                                         (4,213,079)     (2,186,101)
  Change in shares      29,622      528,674

See notes to financial statements.

The Victory Portfolios                        Notes to Financial Statements
Institutional Money Market Fund                            October 31, 1997

1. Organization:
The Victory Portfolios (collectively, the "Trust" and individually, a "Fund") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 25 active funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market (the "Fund") only.

The Fund is authorized to issues two classes of shares: Investor Shares and Select Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholders service plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.
The Fund seeks to obtain a high level of current income as is consistent with preserving capital and providing liquidity.

2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:
Investments of the Fund are valued at either amortized cost which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds
90 days.

Securities Transactions and Related Income:
Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:
The Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

Securities Purchased on a When-Issued Basis:
The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintain cash and marketable securities at least equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis do not earn income until settlement date.

Securities Lending:
The Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities approved by the Board. The Fund will limit its securities lending to 331 3% of total assets. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Fund pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 102% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. Loans are subject to termination by the Fund or the borrower at any time. During the year ended October 31, 1997, the Fund did not loan any securities.

Dividends to Shareholders:
Dividends from net investment income are declared daily and paid monthly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:
Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Fund are prorated on the basis of relative net assets or other appropriate basis. Fees paid under the Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

3. Related Party Transactions:
Investment advisory services are provided to the Fund by Key Asset Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association ("Key"), formerly Society National Bank, a wholly owned subsidiary of KeyCorp. On February 28, 1997, Key Asset Management Inc. became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp, including KeyCorp Mutual Fund Advisers. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Fund. KeyTrust Company of Ohio, serving as custodian for the Fund, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Key and its affiliated brokerage and banking companies also serve as Shareholder Servicing Agent for the Institutional Money Market
Fund (Investor Shares). As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Fund serviced.

BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Fund. Certain officers of the Fund are affiliated with BISYS. Such officers receive no direct payments or fees from the Fund for serving as officers.

Under the terms of the administration agreement, effective October
1, 1997, the Administrator's fee is computed at the annual rate of 0.15% of the fund's average daily net assets of $300 million and less, 0.12% of the fund's average daily net assets between $300 million and $600 million and 0.10% of the fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays Key Asset Management Inc. a fee of up to 0.05% of the fund's average daily net assets to perform some of the administrative duties for the Funds. Prior to October 1, 1997, the Administrator's fee was computed at the annual rate of 0.15% of the fund's average daily net assets.

Fees may be voluntarily reduced or reimbursed to assist the Fund in maintaining competitive expense ratios.

Additional information regarding related party transactions is as follows for the year ended October 31, 1997:

                                                 Investment             Administration
                                               Advisory Fees                 Fees
                                     Percentages of
                                      Average Daily
                                         Net Assets
                                  (before voluntary        Voluntary         Voluntary
                                    fee reductions)   Fee Reductions    Fee Reductions
                                                               (000)             (000)
Institutional Money Market Fund                0.25%            $855           $1,157

4. Capital Share Transactions:
Transactions in capital shares were as follows (amounts in thousands):

                                 Institutional Money Market Fund
                                 Year Ended           Year Ended
                                October 31,          October 31,
                                       1997            1996 <F1>
Capital Share Transactions:
Investor Shares:
Issued                            1,422,308          1,367,293
Reinvested                            1,983                493
Redeemed                         (1,510,212)        (1,200,727)
Total                               (85,921)           167,059

Select Shares:
Issued                            2,798,784          1,341,368
Reinvested                           19,626              5,621
Redeemed                         (2,702,867)          (985,374)
Total                               115,543            361,615

<F1>Effective March 1, 1996, the Fund designated Institutional
    Shares as Investor Shares and Service Shares as Select Shares.

See notes to financial statements.

The Victory Portfolios                                 Financial Highlights
                                                Institutional Money Market Fund
                                     Investor Shares                            Select Shares
                            Year         Year         Six Months      Year         Year         June 5, 1995
                            Ended        Ended        Ended           Ended        Ended        to
                            October 31,  October 31,  October 31,     October 31,  October 31,  October 31,
                            1997         1996<F6>     1995<F5>        1997         1996<F6>     1995<F2><F5>
Net Asset Value,
  Beginning of Period       $  1.000     $  1.000     $  1.000        $  1.000     $  1.000     $ 1.000
Investment Activities
  Net investment income        0.053        0.053        0.290           0.051        0.050       0.012
Distributions
  Net investment income       (0.053)      (0.053)      (0.290)         (0.051)      (0.050)     (0.012)
Net Asset Value,
  End of Period             $  1.000     $  1.000     $  1.000        $  1.000     $  1.000     $ 1.000

Total Return                    5.46%        5.41%        2.90%<F3>       5.17%        5.16%       1.23%<F3>

Ratios/Supplemental Data:
Net Assets, End of
  Period (000)              $585,663     $671,575     $504,536        $488,639     $373,090    $11,479
Ratio of expenses to
  average net assets            0.28%        0.27%        0.26%<F4>       0.55%        0.52%       0.51%<F4>
Ratio of net investment
  income to average
  net assets                    5.32%        5.27%        5.69%<F4>       5.05%        4.97%       5.33%<F4>
Ratio of expenses to
  average net assets<F1>        0.48%        0.48%        0.49%<F4>       0.75%        0.73%       1.00%<F4>
Ratio of net investment
  income to average
  net assets<F1>                5.12%        5.06%        5.46%<F4>       4.85%        4.77%       4.84%<F4>

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
<F2> Period from commencement of operations.
<F3> Not annualized.
<F4> Annualized.
<F5> Effective June 5, 1995, the Victory Institutional Money Market
     Portfolio became the Institutional Money Market Fund, and the Fund designated the existing shares as Institutional Shares and commenced offering Service Shares.
<F6> Effective March 1, 1996, the Fund redesignated Institutional
     Shares as Investor Shares and Service Shares as Select Shares.

See notes to financial statements.

              Institutional Money Market Fund
Year Ended April 30,
                            1995       1994       1993
Net Asset Value,
  Beginning of Period       $  1.000   $  1.000   $  1.000
Investment Activities
  Net investment income        0.500      0.028      0.032
Distributions
  Net investment income       (0.500)    (0.028)    (0.032)
Net Asset Value,
  End of Period             $  1.000   $  1.000   $  1.000

Total Return                    4.91%      2.80%      3.26%

Ratios/Supplemental Data:
Net Assets, End of
  Period (000)              $449,814   $541,229   $155,097
Ratio of expenses to
  average net assets            0.27%      0.55%      0.43%
Ratio of net investment
  income to average
  net assets                    4.91%      2.78%      3.19%
Ratio of expenses to
  average net assets<F1>        0.51%      0.55%      0.48%
Ratio of net investment
  income to average
  net assets<F1>                4.67%      2.78%      3.14%

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
<F2> Period from commencement of operations.
<F3> Not annualized.
<F4> Annualized.
<F5> Effective June 5, 1995, the Victory Institutional Money Market
     Portfolio became the Institutional Money Market Fund, and the Fund designated the existing shares as Institutional Shares and commenced offering Service Shares.
<F6> Effective March 1, 1996, the Fund redesignated Institutional
     Shares as Investor Shares and Service Shares as Select Shares.

See notes to financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
The Victory Portfolios

We have audited the accompanying statement of assets and liabilities of the Victory Institutional Money Market Fund, including the schedule of investments, as of October 31, 1997, and the related statements of operations and changes in net assets, and the financial highlights for each period presented except as noted in the next paragraph. These financial statements and financial highlights are the responsibility of The Victory Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

The Victory Institutional Money Market Fund's financial highlights for each of the three years in the period ended April 30, 1995 were audited by other auditors, whose report dated June 20, 1995 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation and verification by examination of securities owned as of October 31, 1997, by correspondence with the custodian and brokers or other auditing procedures where confirmations from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, except as noted in the second paragraph, present fairly, in all material respects, the financial position of the Victory Institutional Money Market Fund as of October 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented are in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
Columbus, Ohio
December 15, 1997

This page is intentionally left blank.

Bulk Rate
U.S. Postage
PAID
Cleveland, OH
Permit No. 469

LOGO
Victory Funds(R)
1-800-KEY-FUND(SM)
(1-800-539-3863)
(RECYCLED LOGO) PRINTED ON RECYCLED PAPER      AR/IMMVF 10/97